Loans (Details 12) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Real Estate Loans Construction And Land Development [Member]
Gross Loan Charge-offs by Origination Year Prior Year	$ 0	$ 0
Gross Loan Charge-offs by Origination Year 2019		0
Gross Loan Charge-offs by Origination Year 2020	0	0
Gross Loan Charge-offs by Origination Year 2021	0	0
Gross Loan Charge-offs by Origination Year 2022	0	0
Gross Loan Charge-offs by Origination Year 2023	0	0
Gross Loan Charge-offs by Origination Year 2024	0
Gross Loan Charge-offs by Origination Year Revolving Loans	0	0
Gross Loan Charge-offs by Origination Year Revolving Loans Converted to Term Loans	0	0
Gross Loan Charge-offs by Origination Year Total Loans	0	0
Real Estate Loans Single-family residential [Member]
Gross Loan Charge-offs by Origination Year Prior Year	6,000	0
Gross Loan Charge-offs by Origination Year 2019		0
Gross Loan Charge-offs by Origination Year 2020	0	0
Gross Loan Charge-offs by Origination Year 2021	0	0
Gross Loan Charge-offs by Origination Year 2022	126,000	0
Gross Loan Charge-offs by Origination Year 2023	0	0
Gross Loan Charge-offs by Origination Year 2024	0
Gross Loan Charge-offs by Origination Year Revolving Loans	0	0
Gross Loan Charge-offs by Origination Year Revolving Loans Converted to Term Loans	0	0
Gross Loan Charge-offs by Origination Year Total Loans	132,000	0
Real Estate Loans [Member]
Gross Loan Charge-offs by Origination Year Prior Year	6,000	0
Gross Loan Charge-offs by Origination Year 2019		0
Gross Loan Charge-offs by Origination Year 2020	0	0
Gross Loan Charge-offs by Origination Year 2021	0	0
Gross Loan Charge-offs by Origination Year 2022	126,000	0
Gross Loan Charge-offs by Origination Year 2023	0	0
Gross Loan Charge-offs by Origination Year 2024	0
Gross Loan Charge-offs by Origination Year Revolving Loans	0	0
Gross Loan Charge-offs by Origination Year Revolving Loans Converted to Term Loans	0	0
Gross Loan Charge-offs by Origination Year Total Loans	132,000	0
Loans NotSecured By Real Estate Commercial [Member]
Gross Loan Charge-offs by Origination Year Prior Year	36,000	13,000
Gross Loan Charge-offs by Origination Year 2019		0
Gross Loan Charge-offs by Origination Year 2020	179,000	16,000
Gross Loan Charge-offs by Origination Year 2021	74,000	51,000
Gross Loan Charge-offs by Origination Year 2022	397,000	49,000
Gross Loan Charge-offs by Origination Year 2023	447,000	0
Gross Loan Charge-offs by Origination Year 2024	0
Gross Loan Charge-offs by Origination Year Revolving Loans	0	0
Gross Loan Charge-offs by Origination Year Revolving Loans Converted to Term Loans	0	0
Gross Loan Charge-offs by Origination Year Total Loans	1,133,000	129,000
Loans NotSecured By Real Estate Consumer [Member]
Gross Loan Charge-offs by Origination Year Prior Year	557,000	468,000
Gross Loan Charge-offs by Origination Year 2019		1,000
Gross Loan Charge-offs by Origination Year 2020	1,000	6,000
Gross Loan Charge-offs by Origination Year 2021	0	53,000
Gross Loan Charge-offs by Origination Year 2022	9,000	41,000
Gross Loan Charge-offs by Origination Year 2023	37,000	0
Gross Loan Charge-offs by Origination Year 2024	5,000
Gross Loan Charge-offs by Origination Year Revolving Loans	0	0
Gross Loan Charge-offs by Origination Year Revolving Loans Converted to Term Loans	0	0
Gross Loan Charge-offs by Origination Year Total Loans	609,000	569,000
Loans NotSecured By Real Estate All other [Member]
Gross Loan Charge-offs by Origination Year Prior Year	107,000	0
Gross Loan Charge-offs by Origination Year 2019	0	0
Gross Loan Charge-offs by Origination Year 2020	0	0
Gross Loan Charge-offs by Origination Year 2021	0	0
Gross Loan Charge-offs by Origination Year 2022	0	0
Gross Loan Charge-offs by Origination Year 2023	0	0
Gross Loan Charge-offs by Origination Year 2024	0
Gross Loan Charge-offs by Origination Year Revolving Loans	0	0
Gross Loan Charge-offs by Origination Year Revolving Loans Converted to Term Loans	0	0
Gross Loan Charge-offs by Origination Year Total Loans	107,000	0
Loans NotSecured By Real Estate Gross Charge-Offs [Member]
Gross Loan Charge-offs by Origination Year Prior Year	706,000	481,000
Gross Loan Charge-offs by Origination Year 2019		1,000
Gross Loan Charge-offs by Origination Year 2020	180,000	22,000
Gross Loan Charge-offs by Origination Year 2021	74,000	104,000
Gross Loan Charge-offs by Origination Year 2022	532,000	90,000
Gross Loan Charge-offs by Origination Year 2023	484,000	0
Gross Loan Charge-offs by Origination Year 2024	5,000
Gross Loan Charge-offs by Origination Year Revolving Loans	0	0
Gross Loan Charge-offs by Origination Year Revolving Loans Converted to Term Loans	0	0
Gross Loan Charge-offs by Origination Year Total Loans	1,981,000	698,000
Real Estate Loans Commercial [Member]
Gross Loan Charge-offs by Origination Year Prior Year	0	0
Gross Loan Charge-offs by Origination Year 2019		0
Gross Loan Charge-offs by Origination Year 2020	0	0
Gross Loan Charge-offs by Origination Year 2021	0	0
Gross Loan Charge-offs by Origination Year 2022	0	0
Gross Loan Charge-offs by Origination Year 2023	0	0
Gross Loan Charge-offs by Origination Year 2024	0
Gross Loan Charge-offs by Origination Year Revolving Loans	0	0
Gross Loan Charge-offs by Origination Year Revolving Loans Converted to Term Loans	0	0
Gross Loan Charge-offs by Origination Year Total Loans	0	0
Real Estate Loans Multifamily and farmland [Member]
Gross Loan Charge-offs by Origination Year Prior Year	0	0
Gross Loan Charge-offs by Origination Year 2019		0
Gross Loan Charge-offs by Origination Year 2020	0	0
Gross Loan Charge-offs by Origination Year 2021	0	0
Gross Loan Charge-offs by Origination Year 2022	0	0
Gross Loan Charge-offs by Origination Year 2023	0	0
Gross Loan Charge-offs by Origination Year 2024	0
Gross Loan Charge-offs by Origination Year Revolving Loans	0	0
Gross Loan Charge-offs by Origination Year Revolving Loans Converted to Term Loans	0	0
Gross Loan Charge-offs by Origination Year Total Loans	$ 0	0
Loans NotSecured By Real Estate Farm [Member]
Gross Loan Charge-offs by Origination Year Prior Year		0
Gross Loan Charge-offs by Origination Year 2019		0
Gross Loan Charge-offs by Origination Year 2020		0
Gross Loan Charge-offs by Origination Year 2021		0
Gross Loan Charge-offs by Origination Year 2022		0
Gross Loan Charge-offs by Origination Year 2023		0
Gross Loan Charge-offs by Origination Year Revolving Loans		0
Gross Loan Charge-offs by Origination Year Revolving Loans Converted to Term Loans		0
Gross Loan Charge-offs by Origination Year Total Loans		$ 0